Summary of Significant Accounting Policies - Schedule of Expected Economic Useful Lives (Details)	Sep. 30, 2025
Land [Member]
Property Plant And Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Infinite
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of useful life and lease term
Software [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Property and Buildings [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Minimum [Member] | Equipment and furniture [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Automobiles [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Maximum [Member] | Property and Buildings [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Equipment and furniture [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	18 years
Maximum [Member] | Automobiles [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	6 years